Summary of Significant Accounting Policies - Sales Returns and Allowances and Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies
Return reserve	$ 8	$ 75
Cash equivalents	126	58
Restricted cash	$ 55	776
Frozen funds related to customer non payment litigation		$ 721